Other Intangible Assets, Net (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
For the year ended December 31,
2019	$ 9,840
2020	9,395
2021	8,396
2022	5,668
2023 and thereafter	9,521
Other intangible assets amortization expense	$ 42,820	$ 41,409